UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS GNMA Fund

(formerly Deutsche GNMA Fund)

		Principal Amount ($) (a)	Value ($)
Government National Mortgage Association 85.5%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042		1,091,443	1,067,755
3.0%, with various maturities from 9/15/2042 until 7/19/2048 (b)		263,433,118	258,525,769
3.1%, with various maturities from 11/15/2041 until 2/15/2042		2,135,034	2,103,240
3.25%, with various maturities from 9/15/2042 until 11/15/2042		3,560,738	3,540,205
3.5%, with various maturities from 11/20/2041 until 7/19/2048 (b)		609,045,186	612,610,412
4.0%, with various maturities from 8/20/2030 until 7/19/2048 (b)		240,223,853	247,098,788
4.25%, with various maturities from 3/15/2041 until 10/15/2041		827,135	853,847
4.49%, with various maturities from 6/15/2041 until 7/15/2041		1,075,117	1,117,730
4.5%, with various maturities from 8/15/2039 until 7/19/2048 (b)		92,304,367	96,529,477
4.55%, 1/15/2041		2,330,452	2,466,408
4.625%, 5/15/2041		302,655	316,140
5.0%, with various maturities from 3/20/2029 until 5/20/2048		81,998,580	87,194,828
5.5%, with various maturities from 1/15/2034 until 6/15/2042		86,116,980	94,559,680
6.0%, with various maturities from 12/15/2022 until 1/15/2039		16,540,439	18,398,185
6.5%, with various maturities from 6/20/2032 until 3/20/2041		14,141,663	15,684,618
7.0%, with various maturities from 9/15/2035 until 4/20/2039		2,620,907	2,835,973
7.5%, with various maturities from 6/20/2022 until 8/20/2032		125,027	145,159
Total Government National Mortgage Association (Cost $1,473,215,374)			1,445,048,214
Asset-Backed 4.2%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		5,670,000	5,627,810
Miscellaneous 3.9%
Atrium XIII, "A1", Series 13A, 144A, 3-month USD-LIBOR + 1.180%, 3.542% *, 11/21/2030		5,930,000	5,939,037
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 2.809% *, 1/20/2031		14,950,000	14,941,583
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		17,606,950	17,562,933
Goldentree Loan Management U.S. CLO Ltd., "A", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.150%, 3.509% *, 11/28/2030		17,590,000	17,624,863
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		9,723,565	9,642,843
			65,711,259
Total Asset-Backed (Cost $71,470,314)			71,339,069
Commercial Mortgage-Backed Securities 4.4%
Atrium Hotel Portfolio Trust, "A", Series 2018-ATRM, 144A, 1-month USD-LIBOR + 0.950%, 2.932% *, 6/15/2035		18,572,500	18,560,769
BX Trust, "A", Series 2018-GW, 144A, 1-month USD-LIBOR + 0.800%, 2.7% *, 5/15/2035		8,800,000	8,803,294
CHT Mortgage Trust, "A", Series 2017-CSMO,144A, 1-month USD-LIBOR + 0.880%, 3.003% *, 11/15/2036		19,600,000	19,606,184
DBGS Mortgage Trust, "A", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.645%, 2.545% *, 6/15/2033		19,550,000	19,550,555
FHLMC Multifamily Structured Pass-Through Securities, "X1", Series K055, Interest Only, 1.501% *, 3/25/2026		99,057,439	8,556,869
Total Commercial Mortgage-Backed Securities (Cost $75,015,238)			75,077,671
Collateralized Mortgage Obligations 11.5%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037		272,134	50,640
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032		518,221	446,532
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037		290,073	256,547
"PT", Series 3586, 1.57% *, 2/15/2038		3,699,039	3,225,543
"CZ", Series 4113, 3.0%, 9/15/2042		4,652,847	4,137,261
"CD", Series 4793, 3.0%, 6/15/2048		16,923,655	16,429,494
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		8,597,370	1,385,062
"C25", Series 304, Interest Only, 4.0%, 10/15/2041		18,709,929	3,802,054
"C1", Series 329, Interest Only, 4.0%, 12/15/2041		29,401,504	5,946,856
"UZ", Series 4339, 4.0%, 2/15/2054		9,246,731	9,265,228
"UA", Series 4298, 4.0%, 2/15/2054		2,094,247	2,103,670
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		6,941,558	476,662
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		28,994,785	6,713,829
"C28", Series 303, Interest Only, 4.5%, 1/15/2043		37,462,257	8,378,332
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033		255,539	45,778
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		1,079,579	73,505
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		12,863,748	3,116,073
"A", Series 172, Interest Only, 6.5%, 1/1/2024		113,396	14,309
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		16,313,303	4,177,187
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033		2,788,499	2,079,673
"AY", Series 2013-6, 2.0%, 2/25/2043		1,244,000	1,017,506
"Z", Series 2013-44, 3.0%, 5/25/2043		4,193,253	3,828,347
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		10,362,528	2,073,004
"LZ", Series 2013-6, 3.5%, 2/25/2043		885,766	821,367
"4", Series 406, Interest Only, 4.0%, 9/25/2040		7,021,496	1,479,122
"C2", Series 410, Interest Only, 4.0%, 4/25/2042		6,980,655	1,489,722
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		33,360,630	6,662,705
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040		14,050,884	2,934,538
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		17,467,403	3,869,690
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		14,651,261	3,387,889
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		1,432,351	55,872
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040		2,519,669	914,338
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035		1,348,677	1,022,595
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043		2,325,858	1,463,539
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 2.354% * , 3/20/2043		18,050,171	18,058,756
"BZ", Series 2013-79, 3.0%, 5/20/2043		11,645,208	10,614,448
"WZ", Series 2014-99, 3.0%, 7/16/2044		9,059,099	8,208,138
"MT", Series 2015-92, 3.0%, 1/20/2045		10,000,000	9,102,910
"PY", Series 2015-123, 3.0%, 9/20/2045		10,688,000	9,826,065
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		3,795,892	331,903
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039		10,279,014	876,191
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043		18,929,075	4,104,276
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043		8,051,290	1,608,533
"EP", Series 2013-147, 3.625%, 12/20/2039		5,669,000	5,625,320
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		27,464,310	2,530,790
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		7,071,789	945,597
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		66,490	32
"ZC", Series 2003-86, 4.5%, 10/20/2033		798,371	841,769
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,341,099	57,968
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039		662,736	26,677
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		5,962,666	952,772
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		6,350,614	930,762
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		4,550,858	975,842
"ZA", Series 2006-47, 5.0%, 8/16/2036		8,159,264	8,613,958
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038		203,512	2,938
"UZ", Series 2010-37, 5.0%, 3/20/2040		1,640,059	1,794,507
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023		176,952	4,293
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		62,459	801
"PC", Series 2003-19, 5.5%, 3/16/2033		1,801,771	1,930,881
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033		214,166	8,064
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034		131,305	683
"Z", Series 2006-12, 5.5%, 3/20/2036		127,307	144,156
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039		182,471	10,046
"DZ", Series 2009-106, 5.5%, 11/20/2039		232,232	273,587
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		7,975,984	1,826,954
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035		509,261	101,463
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		790,484	205,320
"SB", Series 2014-81, -4 x 1-month USD-LIBOR + 16.400%, 8.47% * , 6/20/2044		636,115	671,331
Total Collateralized Mortgage Obligations (Cost $190,240,507)			194,352,200
U.S. Government Agency Sponsored Pass-Throughs 2.5%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2045		13,879,131	14,270,299
4.0%, 12/1/2045		8,546,475	8,787,303
7.0%, 10/1/2038		102,673	105,720
Federal National Mortgage Association:
3.5%, 7/12/2048 (b)		18,000,000	17,915,328
4.0%, 9/1/2040		650,579	668,193
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $41,786,302)			41,746,843
Government & Agency Obligation 2.0%
Sovereign Bonds
Kingdom of Norway, 144A, REG S, 2.0%, 4/26/2028 (Cost $35,077,058)	NOK	273,500,000	34,277,138
Short-Term U.S. Treasury Obligations 2.3%
U.S. Treasury Bills:
1.18% **, 8/16/2018 (c)		8,464,000	8,444,692
1.378% **, 10/11/2018 (d) (e)		30,000,000	29,837,663
Total Short-Term U.S. Treasury Obligations (Cost $38,334,151)			38,282,355
Commercial Paper 2.6%
Bank New York Mellon Corp., 2.285% **, 7/5/2018		24,400,000	24,392,159
Macquarie Bank Ltd., 2.304% **, 7/5/2018		19,500,000	19,493,467
Total Commercial Paper (Cost $43,889,031)			43,885,626
		Shares	Value ($)
Cash Equivalents 15.1%
DWS Central Cash Management Government Fund, 1.85% (f)		95,057,713	95,057,713
DWS Variable NAV Money Fund "Capital Shares", 2.20% (f)		160,829,830	160,845,914
Total Cash Equivalents (Cost $255,871,439)			255,903,627
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,224,899,414)		130.1	2,199,912,743
Other Assets and Liabilities, Net		(30.1)	(508,662,803)
Net Assets		100.0	1,691,249,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Cash Equivalents 15.1%
DWS Central Cash Management Government Fund, 1.85% (f)
50,082,978	1,374,091,221	1,329,116,486	—	—	1,093,314	—	95,057,713	95,057,713
DWS Variable NAV Money Fund "Capital Shares", 2.20% (f)
—	270,820,818	110,005,600	(1,492)	32,188	1,186,926	—	160,829,830	160,845,914
50,082,978	1,644,912,039	1,439,122,086	(1,492)	32,188	2,280,240	—	255,887,543	255,903,627

*	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued, delayed delivery or forward commitment securities included.
(c)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At June 30, 2018, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2018	1,061	127,281,062	127,518,938	237,876
Ultra Long U.S. Treasury Bond	USD	9/19/2018	285	45,101,625	45,475,313	373,688
Total net unrealized appreciation						611,564

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Federal Republic of Germany Euro-Bund	EUR	9/6/2018	177	33,261,988	33,599,183	(337,195)

At June 30, 2018, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 2.239% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2023	76,000,000	USD	2,025,343	—	2,025,343
Fixed — 2.589% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/21/2018 3/21/2038	16,800,000	USD	1,035,396	—	1,035,396
Floating — 3-Month LIBOR Quarterly	Fixed — 2.25% Semi-Annually	3/21/2018 3/21/2033	11,100,000	USD	(1,175,911)	(1,092,588)	(83,323)
Total net unrealized appreciation						2,977,416

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2018 is 2.336%.
At June 30, 2018, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)

Long Positions
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	6,833,946	USD	(19,678)	—	(19,678)

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	13,921,996	USD	17,336,574	7/18/2018	1,056,893	HSBC Holdings PLC
USD	16,267,212	EUR	13,921,996	7/18/2018	12,468	HSBC Holdings PLC
NOK	273,500,000	USD	35,018,457	7/24/2018	1,403,862	Danske Bank AS
SEK	149,383,503	USD	16,753,105	8/15/2018	16,424	Danske Bank AS
EUR	14,847,000	USD	17,908,912	8/16/2018	509,539	Canadian Imperial Bank of Commerce
Total unrealized appreciation					2,999,186
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	25,839,907	JPY	2,814,795,344	7/19/2018	(383,287)	Toronto-Dominion Bank
USD	17,410,045	CAD	22,333,000	8/7/2018	(410,991)	Barclays Bank PLC
USD	17,492,546	SEK	149,383,503	8/15/2018	(755,864)	Danske Bank AS
USD	17,424,365	EUR	14,847,000	8/16/2018	(24,992)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(1,575,134)

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Government National Mortgage Association	$—	$1,445,048,214	$—	$1,445,048,214
Asset-Backed	—	71,339,069	—	71,339,069
Commercial Mortgage-Backed Securities	—	75,077,671	—	75,077,671
Collateralized Mortgage Obligations	—	194,352,200	—	194,352,200
U.S. Government Agency Sponsored Pass-Throughs	—	41,746,843	—	41,746,843
Government & Agency Obligations	—	34,277,138	—	34,277,138
Short-Term Treasury Obligations	—	38,282,355	—	38,282,355
Commercial Paper	—	43,885,626	—	43,885,626
Short-Term Investments	255,903,627	—	—	255,903,627
Derivatives (h)
Futures Contracts	611,564	—	—	611,564
Interest Rate Swap Contracts	—	3,060,739	—	3,060,739
Forward Foreign Currency Contracts	—	2,999,186	—	2,999,186
Total	$256,515,191	$1,950,069,041	$—	$2,206,584,232
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(337,195)	$—	$—	$(337,195)
Interest Rate Swap Contracts	—	(83,323)	—	(83,323)
Total Return Swap Contracts	—	(19,678)	—	(19,678)
Forward Foreign Currency Contracts	—	(1,575,134)	—	(1,575,134)
Total	$(337,195)	$(1,678,135)	$—	$(2,015,330)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ —	$ 1,424,052
Interest Rate Contracts	$ 274,369	$ 2,957,738	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018